UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4018

                      (Investment Company Act File Number)


                           Federated High Yield Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  02/28/07


               Date of Reporting Period:  Quarter ended 11/30/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED HIGH YIELD TRUST
PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)

  PRINCIPAL          VALUE IN
  AMOUNT,        U.S. DOLLARS
  OR FOREIGN
  CURRENCY
  PAR AMOUNT

                  CORPORATE BONDS--94.3%
                  AEROSPACE / DEFENSE--1.6%
  $   575,000     Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                            $     570,687
      775,000   3 Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009                                               542
      675,000     DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                         683,437
      550,000     K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                                                    565,125
    1,000,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                                 995,000
      850,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                                        828,750
      575,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015                             573,563
                      TOTAL                                                                                                4,217,104
                  AUTOMOTIVE-3.2%
      700,000     Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                        539,000
    1,000,000     Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                             796,250
    3,075,000     Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                           3,006,849
      400,000     Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011                                                         428,343
      975,000     General Motors Corp., Bond, Series EMTN, 8.375%, 7/5/2033                                                1,226,486
      275,000     TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013                                                          296,313
      775,000     TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013                                                     854,438
      525,000     Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                                535,500
      900,000     United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                                  927,000
                      TOTAL                                                                                                8,610,179
                  BUILDING MATERIALS--1.9%
      425,000     Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010                                 435,625
      825,000     ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012                                                 888,467
      341,000     Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.32938%, 6/15/2012                           348,672
      275,000     Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                           266,750
      375,000     Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                                              384,375
    1,150,000     Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                                    954,500
      375,000     Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                                                  260,625
      400,000     Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                      388,000
      875,000 1,2 Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                                   910,525
      200,000     Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                         203,000
                      TOTAL                                                                                                5,040,539
                  CHEMICALS--5.5%
      525,000     Chemtura Corp., Sr. Note, 6.875%, 6/1/2016                                                                 518,437
    1,525,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012                               1,509,750
    1,793,000     Crystal US Holdings, Sr. Disc. Note, 10/1/2014                                                           1,524,050
      819,000     Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014                                                      902,947
      850,000     Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                         907,375
    1,300,000 1,2 Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014                                             1,326,000
      684,000     Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009                                               697,680
    1,025,000 1,2 Invista, Unit, 9.25%, 5/1/2012                                                                           1,099,313
      503,000     Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                          548,270
      602,000     Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008                                                   618,555
      500,000     Lyondell Chemical Co., Sr. Unsecd. Note, 8.25%, 9/15/2016                                                  522,500
      275,000 1,2 Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014                                                                280,844
      325,000 1,2 Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016                                                                333,938
    1,375,000     Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                             1,460,938
    1,175,000 1,2 Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                                1,208,781
      550,000     PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013                                                       539,000
      425,000     Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                                 466,143
      300,000     Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                                            333,813
                      TOTAL                                                                                               14,798,334
                  CONSTRUCTION MACHINERY--0.3%
      875,000     Case New Holland, Sr. Note, 9.25%, 8/1/2011                                                                932,969
    5,525,000   3 Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2049                                                      0
                      TOTAL                                                                                                  932,969
                  CONSUMER PRODUCTS--4.9%
    1,150,000     AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                               989,000
      259,651     AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012                                        272,633
      975,000     Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                                                           1,035,938
      450,000     American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                                 462,375
      675,000     American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                       693,562
      750,000     Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                                  727,500
      850,000 1,3 Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008                                                0
    1,450,000 1,3 Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009                                                         0
    2,700,000     Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                                2,349,000
      875,000     Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                                         888,125
      575,000     Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                                                     586,500
    1,125,000     Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                                              1,178,438
      525,000     Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                                        547,969
    1,475,000     Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015                                                   1,250,063
      530,000     Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010                                                             575,050
    1,100,000     True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                                 987,250
      650,000     Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                           670,313
                      TOTAL                                                                                               13,213,716
                  ENERGY--2.0%
      675,000     Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016                                          654,750
    1,000,000     Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020                                             963,750
      375,000     Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013                                                        389,062
      325,000 1,2 Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016                                            329,875
      250,000     Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015                                         241,250
      400,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016                                         423,000
      925,000     Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                    912,747
      500,000     Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                                    487,500
      400,000     Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                                    411,000
      450,000     Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016                                                     463,500
                      TOTAL                                                                                                5,276,434
                  ENTERTAINMENT--1.5%
      525,000     AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012                                                   548,625
      375,000     Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                                                               391,875
    1,650,000     Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                       1,361,250
      650,000 1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 10.12%, 4/1/2012                                            651,625
      975,000     Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                     1,051,781
                      TOTAL                                                                                                4,005,156
                  ENVIRONMENTAL--0.7%
    1,350,000     Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016                                      1,348,312
      488,000     Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                                     547,044
                      TOTAL                                                                                                1,895,356
                  FINANCIAL INSTITUTIONS--0.4%
    1,025,000     American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                                    1,030,125
                  FINANCIALS-1.5%
    1,900,000     General Motors Acceptance Corp., 6.875%, 9/15/2011                                                       1,958,157
    1,950,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                        2,191,921
                      TOTAL                                                                                                4,150,078
                  FOOD & BEVERAGE-4.9%
    1,800,000     ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                                1,611,000
      675,000     B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                       685,125
      675,000     Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016                                                      694,406
      550,000     Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                                                 563,750
      925,000     Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016                                                         949,281
    1,550,000     Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                         1,534,500
      425,000     Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008                                                  312,375
      900,000 1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                               837,000
    1,075,000     Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                    1,118,000
      725,000 1,2 Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014                                                     790,250
      925,000     Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                       950,438
      600,000     Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013                                                    627,000
    1,450,000     Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                               1,297,750
    1,300,000     Smithfield Foods, Inc., Note, 7.75%, 5/15/2013                                                           1,361,750
                      TOTAL                                                                                               13,332,625
                  GAMING--5.3%
      850,000     155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012                                                    711,875
      750,000     Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012                                                         789,375
    1,000,000 1,2 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012                             1,072,500
      625,000     Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                                    663,281
      350,000     Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                      337,750
      475,000     Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014                                                     477,375
    2,400,000     MGM Mirage, Sr. Note, 5.875%, 2/27/2014                                                                  2,256,000
    1,000,000     MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                     1,057,500
      200,000 1,2 MTR Gaming Group, Inc., Sr. Sub. Note, 9.00%, 6/1/2012                                                     205,000
    2,000,000     Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007                                                   2,065,000
      900,000     Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                                           929,250
      800,000     Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011                                           831,000
      225,000 1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                                     231,750
      925,000     Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012                                                           892,625
      700,000     Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016                                                          723,625
      575,000 1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                        596,563
      400,000     Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014                                                       396,000
                      TOTAL                                                                                               14,236,469
                  HEALTH CARE--7.8%
      525,000     AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                       568,312
      850,000     Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                               867,000
    1,700,000     AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                                                     1,844,500
      550,000     Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                                              528,000
    2,950,000     CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015                                                 2,315,750
      875,000     CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                          938,437
      775,000     Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010                                                 816,656
    1,150,000     Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                                   1,156,382
      725,000     HCA, Inc., Sr. Note, 6.375%, 1/15/2015                                                                     605,375
    1,050,000     HCA, Inc., Sr. Note, 6.75%, 7/15/2013                                                                      926,625
    1,225,000     HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                      989,187
    1,825,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.25%, 11/15/2016                                                1,913,969
    1,600,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016                                               1,684,000
      825,000 1,2 National Mentor, Inc., Sr. Sub. Note, 11.25%, 7/1/2014                                                     874,500
      975,000     Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                          957,938
      600,000     Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                               598,500
      575,000     VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014                                                   589,375
      725,000     Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                               728,625
      450,000     Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                                457,313
      900,000     Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                             921,375
      175,000     Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017                                                                179,594
      425,000     Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                                                               444,125
                      TOTAL                                                                                               20,905,538
                  INDUSTRIAL - OTHER--6.6%
    1,375,000     ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                       1,354,375
      525,000     American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                               498,750
      600,000 1,2 Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011                                                      642,000
      950,000 1,2 Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013                                         955,937
    1,475,000     Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012                                              1,643,002
      675,000     Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                       708,750
      925,000 1,2 Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                                  980,500
      725,000     Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                                     725,000
      575,000 1,2 Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014                                                   593,687
    1,450,000 1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                                 1,377,500
      525,000 1,2  Mobile Services Group, Inc./Mobile Storage Group, Inc., Sr. Note, 9.75%, 8/1/2014                         548,625
      300,000     Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012                                                       327,750
    1,275,000 1,2 Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010                                                          1,383,375
      900,000     Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                       963,000
      500,000 1,2 Rental Service Corp., Sr. Note, 9.50%, 12/1/2014                                                           508,750
    1,114,240     Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012                                     1,231,235
      725,000     Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                           721,375
      875,000     Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                          892,500
      625,000     Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015                                                        428,125
      775,000     Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                              809,875
      550,000     Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                                  552,750
                      TOTAL                                                                                               17,846,861
                  LODGING-1.9%
      575,000     Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014                                                     557,750
    1,500,000 1,2 Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011                                                     1,571,250
      800,000     Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015                                                     791,000
      425,000     Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016                                                          428,719
      425,000 1,2 Host Marriott LP, Sr. Note, 6.875%, 11/1/2014                                                              432,437
      500,000     Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013                                                    537,500
      625,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013                                                   646,154
      275,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016                                                   282,814
                      TOTAL                                                                                                5,247,624
                  MEDIA - CABLE--2.5%
      584,000     CCH I LLC, Sr. Disc. Note, 11.00%, 10/1/2015                                                               575,240
      900,000     CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008                                                             915,750
    1,050,000     CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                                                         1,068,375
    2,050,000     Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                          2,152,500
    1,275,000     Kabel Deutschland GMBH Industrial, Company Guarantee, 10.75%, 7/1/2014                                   1,941,829
      225,000     Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                               218,813
                      TOTAL                                                                                                6,872,507
                  MEDIA - NON-CABLE--9.6%
      275,000     Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011                                   289,438
      675,000     Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011                                           703,687
      985,198     Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                                 975,346
      400,000     Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                      398,000
    1,175,000     CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                           1,198,500
      325,000     CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011                                                             331,500
      100,000     DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                                           97,000
    1,170,000     DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                                        1,221,187
    2,134,000     Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                           2,336,730
      325,000     Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013                                                        289,250
    1,325,000     Echostar DBS Corp., Sr. Note, 6.375%, 10/1/2011                                                          1,321,687
      900,000 1,2 Idearc, Inc., Sr. Note, 8.00%, 11/15/2016                                                                  919,125
    2,500,000 1,2 Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016                                                       2,753,125
    1,150,000     Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                                  876,875
      675,000     Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                          704,531
      425,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                        414,906
      950,000 1,2 Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                        927,438
      325,000 1,2 Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014                                                    338,813
      325,000 1,2 Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 10.00%, 8/1/2014                                        345,313
      825,000     PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                                                                 870,375
      350,000     Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016                                        356,125
      350,000     R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012                                           383,250
      800,000     R.H. Donnelley Corp., Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013                                        770,000
      450,000     R.H. Donnelley Corp., Sr. Disc. Note, Series W1, 6.875%, 1/15/2013                                         433,125
      850,000     R.H. Donnelley Corp., Sr. Note, Series A-3, 8.875%, 1/15/2016                                              896,750
      850,000 1,2 Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                            947,750
      400,000     Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011                                   411,500
      550,000     Sirius Satellite Radio, Inc., Sr. Unsecd. Note, 9.625%, 8/1/2013                                           545,875
      875,000     Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013                              905,625
    1,150,000 1,2 WDAC Subsidiary Corp., Sr. Note, Series 144A, 8.50%, 12/1/2014                                           1,582,020
    1,075,000     XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014                                                      1,069,625
      459,485     Ziff Davis Media, Inc., Company Guarantee, Series B, 12.00%, 8/12/2009                                     255,014
                      TOTAL                                                                                               25,869,485
                  METALS & MINING--0.3%
      925,000 1,2 Novelis, Inc., Sr. Note, 8.25%, 2/15/2015                                                                  892,625
                  PACKAGING--2.2%
      925,000     Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                                    913,437
      550,000 1,2 Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014                                                    557,562
      650,000 1,2 Covalence Specialty Materials Corp., Sr. Sub. Note, 10.25%, 3/1/2016                                       627,250
    1,075,000     Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                          1,109,937
      775,000     Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012                                                      819,562
    1,475,000     Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008                                                         1,482,375
      400,000 1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                            412,000
      411,058 1,3 Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                                           114,356
                      TOTAL                                                                                                6,036,479
                  PAPER--2.1%
      725,000     Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015                                                     634,375
    1,350,000     Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                                   1,397,250
      602,826 1,2 JSG Holding PLC, Sr. Note, 11.50%, 10/1/2015                                                               834,678
      700,000     Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012                                               677,250
      725,000     MDP Acquisitions PLC, 9.625%, 10/1/2012                                                                    770,313
      375,000     Mercer International, Inc., 9.25%, 2/15/2013                                                               360,000
    1,000,000     NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                           1,060,000
                      TOTAL                                                                                                5,733,866
                  RESTAURANTS--0.6%
      375,000     Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014                                                         365,625
      525,000     El Pollo Loco, Inc., Company Guarantee, 11.75%, 11/15/2013                                                 561,750
      825,000     Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014                                  806,438
                      TOTAL                                                                                                1,733,813
                  RETAILERS-2.0%
      250,000     AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014                                                      251,250
      250,000     AutoNation, Inc., Floating Rate Note - Sr. Note, 7.37375%, 4/15/2013                                       251,250
    1,300,000     Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                            1,335,750
    1,191,000     FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                               1,198,444
      375,000     General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010                                                  386,250
      950,000     NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                                 700,625
      525,000     Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                                  504,000
      443,000     Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                                                             517,320
      200,000     United Auto Group, Inc.                                                                                    200,000
                      TOTAL                                                                                                5,344,889
                  SERVICES--0.8%
      325,000     CB Richard Ellis Services, Inc., Sr. Note, 9.75%, 5/15/2010                                                346,336
      875,000     Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013                                            879,375
      475,000 1,2 West Corp., Sr. Note, 9.50%, 10/15/2014                                                                    473,219
      375,000 1,2 West Corp., Sr. Sub. Note, 11.00%, 10/15/2016                                                              374,531
                      TOTAL                                                                                                2,073,461
                  TECHNOLOGY--4.9%
      850,000 1,2 Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                                   799,000
      700,000 1,2 Compucom System, Inc., Sr. Note, 12.00%, 11/1/2014                                                         724,500
      475,000     Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010                                                    483,312
      675,000 1,2 Firestone Acquistion Corp., Sr. Note, 8.875%, 12/15/2014                                                   680,062
      700,000     Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014                                                 751,632
      475,000     MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                             318,250
      600,000     SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                                   639,000
      950,000     SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                                1,026,000
      550,000     Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016                                                548,625
      422,000     Smart Modular Technologies, Inc., Sr. Secd. Note, 10.87163%, 4/1/2012                                      448,375
    1,250,000     SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013                                       1,317,188
      875,000     SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015                                    931,875
    1,425,000     UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                                                               1,560,375
    1,450,000     Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                                  1,583,502
      350,000     Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016                                                            365,852
      275,000     Xerox Corp., Sr. Unsecd. Note, 6.75%, 2/1/2017                                                             293,805
      650,000 1,2 iPayment Holdings, Inc., Sr. Sub. Note, 9.75%, 5/15/2014                                                   667,875
                      TOTAL                                                                                               13,139,228
                  TEXTILE--0.3%
      675,000     Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                           720,563
                  TOBACCO--0.5%
    1,225,000 1,2 Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                                 1,324,896
                  TRANSPORTATION--1.4%
    4,950,000   3 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2049                                                 0
      725,000 1,2 Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                                    755,812
    1,150,000 1,2 Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                             1,259,250
      175,000     Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                       167,781
    1,600,000     Stena AB, Sr. Note, 9.625%, 12/1/2012                                                                    1,718,000
    3,125,000   3 The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2011                                                        0
                      TOTAL                                                                                                3,900,843
                  UTILITY - ELECTRIC--4.5%
      250,000     CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                             258,125
      225,000     CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                                                               233,437
    1,350,000     Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                        1,417,500
      725,000     Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009                                                     755,812
      387,544 1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                          380,179
      325,000     NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                                                                325,813
      850,000     NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017                                                              850,000
    1,500,000     NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                             1,503,750
      125,000     Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012                                                              130,464
    1,072,000     Nevada Power Co., Mtg. Note, 9.00%, 8/15/2013                                                            1,168,851
      375,000     Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                                   381,063
      475,000     Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018                                        504,883
      300,000     Northwestern Corp., Note, 5.875%, 11/1/2014                                                                299,793
    1,850,000     PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                        2,035,000
      625,000     Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                            632,298
      275,000     TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                               287,375
      675,000     TXU Corp., Sr. Note, Series P, 5.55%, 11/15/2014                                                           651,965
      300,000     TXU Corp., Sr. Note, Series Q, 6.50%, 11/15/2024                                                           291,603
                      TOTAL                                                                                               12,107,911
                  UTILITY - NATURAL GAS--5.8%
      575,000     AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016                                                          575,000
      875,000     El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                                   931,875
    1,950,000     El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013                                       2,030,437
    1,350,000     Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                      1,285,875
      775,000     Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                                    755,625
      200,000     Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                     200,500
      750,000     Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                                    780,000
      700,000 1,2 SemGroup LP, Sr. Note, 8.75%, 11/15/2015                                                                   710,500
      800,000     Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                            805,542
      800,000     Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                                     804,000
    1,500,000     Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                          1,820,961
      850,000     Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                                          928,673
      925,000     Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012                                             1,045,250
      250,000     Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016                                        254,688
    2,475,000     Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                             2,635,875
                      TOTAL                                                                                               15,564,801
                  WIRELESS COMMUNICATIONS--3.5%
      300,000     Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.12163%, 1/1/2013                              315,000
      700,000     Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                                735,000
      475,000 1,2 Cricket Communications, Inc., Sr. Note, 9.375%, 11/1/2014                                                  488,062
    1,250,000 1,2 Digicel Ltd., Sr. Note, 9.25%, 9/1/2012                                                                  1,331,250
    1,050,000 1,2 MetroPCS Wireless, Inc., 9.25%, 11/1/2014                                                                1,072,313
    1,400,000     Nextel Communications, Inc., Sr. Note, Series E, 6.875%, 10/31/2013                                      1,431,127
    1,750,000     Rogers Wireless, Inc., 6.375%, 3/1/2014                                                                  1,765,313
      300,000     Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 8.515%, 12/15/2010                           306,750
      150,000     Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012                                                   158,625
      125,000     Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015                                                    134,531
      575,000     Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                                    612,375
      925,000     US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                                      1,019,228
                      TOTAL                                                                                                9,369,574
                  WIRELINE COMMUNICATIONS--3.3%
      950,000     AT&T Corp., Sr. Note, 8.00%, 11/15/2031                                                                  1,215,807
      950,000     Citizens Communications Co., 9.00%, 8/15/2031                                                            1,040,250
    1,000,000 1,2 Nordic Telephone Co. Holdings APS, Sr. Note, 8.25%, 5/1/2016                                             1,453,475
    3,575,000     Qwest Corp., Note, 8.875%, 3/15/2012                                                                     3,999,531
      725,000     Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                           777,563
      350,000 1,2 Windstream Corp., Sr. Note, 8.625%, 8/1/2016                                                               382,813
                      TOTAL                                                                                                8,869,439
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $265,984,672)                                               254,293,487
                  COMMON STOCKS & WARRANTS--0.6%
                  CHEMICALS--0.3%
          395   3 General Chemical Industrial Products, Inc.                                                                 424,471
          169   3 General Chemical Industrial Products, Inc., Warrants                                                       118,062
          228   3 General Chemical Industrial Products, Inc., Warrants                                                       200,453
                      TOTAL                                                                                                  742,986
                  FOOD & BEVERAGE--0.1%
        7,410     B&G Foods, Inc.                                                                                            145,236
                  INDUSTRIAL - OTHER--0.1%
      214,806 1,3 ACP Holdings Corp., Warrants                                                                               284,618
                  MEDIA - CABLE--0.1%
       12,520     NTL, Inc.                                                                                                  301,607
                  MEDIA - NON-CABLE--0.0%
        1,375 1,3 Advanstar, Inc., Warrants                                                                                       14
        2,200   3 XM Satellite Radio, Inc., Warrants                                                                           7,722
       22,000   3 Ziff Davis Media, Inc., Warrants                                                                               220
                      TOTAL                                                                                                    7,956
                  METALS & MINING--0.0%
      138,395   3 Royal Oak Mines, Inc.                                                                                        2,145
                  OTHER--0.0%
          469 1,3 CVC Claims Litigation LLC                                                                                        0
                  PACKAGING--0.0%
            5 1,3 Pliant Corp.                                                                                                     0
       45,000 1,3 Russell Stanley Holdings, Inc.                                                                                   0
                      TOTAL                                                                                                        0
                  PAPER--0.0%
          900 1,3 MDP Acquisitions PLC, Warrants                                                                              14,400
                      TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $7,004,523)                                          1,498,948
                  PREFERRED STOCKS--0.9%
                  MEDIA - NON-CABLE--0.0%
          120     Ziff Davis Media, Inc., PIK Pfd., Series E-1                                                                15,780
                  RETAILERS--0.9%
        1,625     General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A                                 2,425,312
                      TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,634,750)                                                  2,441,092
                  REPURCHASE AGREEMENT--3.2%
  $ 8,738,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 11/30/2006, under which Credit        8,738,000
                  Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $2,000,295,556 on 12/1/2006.  The market value of the underlying securities at the end of the period was $2,060,008,358. (AT COST)
                      TOTAL INVESTMENTS - 99.0%                                                                          266,971,527
                     (IDENTIFIED COST $283,361,945)4
                      OTHER ASSETS AND LIABILITIES - NET - 1.0%                                                            2,698,655
                      TOTAL NET ASSETS - 100%                                                                          $ 269,670,182


1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2006, these restricted securities amounted to $48,192,318 which represented 17.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At
     November 30, 2006, these liquid restricted securities amounted to $47,778,930 which represented 17.7% of total net assets.

3    Non-income producing security.

4 At November 30, 2006, the cost of investments for federal tax purposes was $283,960,686. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $16,989,159. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,087,971 and net unrealized depreciation from investments for those securities having an excess of cost over value of $29,077,130.


Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
 {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
 {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
 {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
 {circle}for investments in other open-end regulated investment companies, based on net asset value;
 {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
 {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the
Trustees, held at November 30, 2006, is as follows:
SECURITY                                                                   ACQUISITION DATE                         ACQUISITION COST
ACP Holdings Corp., Warrants                                               9/24/2003                                    $    214,806
Advanstar, Inc., Warrants                                                  2/14/2001                                    $    112,987
CVC Claims Litigation LLC                                                  3/26/1997 - 8/19/1997                         $ 4,646,903
Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008          4/15/1998                                    $    788,189
Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009                   4/15/1998                                    $    752,927
MDP Acquisitions PLC, Warrants                                             9/23/2002                               $               0
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008           2/5/1999 - 5/15/2005                          $ 2,289,224
Russell Stanley Holdings, Inc.                                             11/9/2001                               $               0

The following acronym is used throughout this portfolio:

 PIK --Payment in Kind







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED HIGH YIELD TRUST

BY          /S/ RICHARD A. NOVAK
                             (INSERT NAME AND TITLE)

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE

            J. Christopher Donahue, Principal Executive Officer
DATE        January 23, 2007


BY          /S/ RICHARD A. NOVAK

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007







                                      -1-